Details of Significant Accounts - Summary of Other Income and Expenses (Parenthetical) (Details) $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2018 TWD ($)	Aug. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Other Income Expense [Line Items]
Government subsidy income			$ 21,100	$ 689	$ 14,206	$ 1,810
TLC Biopharmaceuticals, Pty Ltd.
Disclosure Of Other Income Expense [Line Items]
Government subsidy income	$ 13,485	$ 441
Institute for Information Industry
Disclosure Of Other Income Expense [Line Items]
Government subsidy income			7,615	$ 249	$ 14,206	$ 1,810
Institute for Information Industry | Other Receivables
Disclosure Of Other Income Expense [Line Items]
Receivable from government subsidy			$ 2,661				$ 87